Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Releases of gross unrecognized tax benefits related to settled arrangements with tax authorities, change in measurement of certain positions and expiration of periods set forth in statutes of limitations			$ 40,644
Releases of gross unrecognized tax benefits	$ 26,842	$ 81,556
Tax Benefit Internal Structural Changes In Certain Jurisdictions			11,566
Net benefit from release of unrecognized tax benefit		47,770	16,232
Tax benefit change in measurement of deferred tax liability			9,236
Tax benefit from creation of deferred tax asset in certain jurisdiction		$ 17,465
Tax benefit related to the release of accrued withholding taxes on unremitted earnings	$ 18,504
Benefit of relating to changes in tax regulations in certain jurisdiction			3,142
ISRAEL
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit related to the release of accrued withholding taxes on unremitted earnings			$ 22,700